Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jan. 15, 2016
Registrant Name	dei_EntityRegistrantName	Lyons Funds
CIK	dei_EntityCentralIndexKey	0001636108
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 15, 2016
Effective Date	dei_DocumentEffectiveDate	Jan. 15, 2016
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015
LYONS SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION- LYONS SMALL CAP FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Lyons Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund without an operating history, so portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	These fees are estimated for the Fund's first year of operations
Example, heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Small Cap Fund employs a systematic value strategy and invests, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity securities of small capitalization (“small cap”) companies.

The Small Cap Fund defines small cap companies as those whose market capitalizations are, at the time of purchase, consistent with the market capitalizations of companies in the Russell 2000® Index (R2000), and any small publicly traded company with reasonable economics would be a potential investment in the portfolio. As of the latest reconstitution of the R2000 on January 1, 2015, the capitalization range of companies comprising the R2000 Index is approximately $14.9 million to $5.7 billion.

The Small Cap Fund’s capitalization range will change over time. However, the Small Cap Fund will not necessarily sell a security solely due to changes in market capitalization, after initial purchase that become inconsistent with the R2000 Index. Appreciation or depreciation of this degree may lead to replacement of the security at the next scheduled portfolio review or rebalance if the security no longer meets inclusion criteria related to capitalization or other factors.

The advisor’s investment process utilizes a proprietary model to identify and select stocks for potential investment in the Fund. The model systematically builds the universe of stocks that meet the manager’s inclusion criteria, and ranks them according to measures of company strength and relative value. The top subset of stocks is targeted for investment and serves as the basis for further research and evaluation. Considerations are made to optimize sector diversification and minimize portfolio turnover.

The portfolio is reconstituted and rebalanced on an annual basis. This process is based on an updated ranking of the strategy’s investable universe of stocks. Stocks falling below the manager’s target subset are replaced with new highly-ranked stocks evaluated according to the manager’s selection process. In addition to annual rebalancing, quarterly portfolio reviews are conducted to evaluate select portfolio holdings for potential replacement. It is anticipated that these periodic reviews will result in small-scale portfolio rebalancing. At any time, portfolio positions may be sold if they no longer meet the strategy’s investment criteria, or for any reason at the manager’s discretion.

The Advisor's investment process also attempts to identify market weakness and potential downturns. When such signals are received, in attempting to respond to protect the Fund's assets, the Advisor may convert all or a portion of the Fund's assets to short term investments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Small Cap Fund’s performance.

The Small Cap Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Risks of Investment In Small Cap Companies: The Fund invests principally in small cap companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established. The increased risk involved with investing in small cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity. If the U.S. Small Cap Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

Management Risk: The success of the Fund’s strategy is dependent on the Adviser’s ability and stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses regardless of the overall performance of the U.S. equity market. Further, the Fund is a new mutual fund and has no history of operations for investors to evaluate. Although the Adviser does have prior experience in managing mutual fund portfolios, the Adviser has never been fully responsible for the advisory functions in a mutual fund, and there is the risk of unproven track records and potential company failure.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversification Risk: The Fund is non-diversified. As such it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Portfolio Turnover Risk: The Fund's Adviser expects that annual portfolio turnover in the Fund will exceed 100% per year. Higher portfolio turnover increases the costs to the Fund by causing the Fund to incur higher brokerage fees and may negatively impact the performance of the Fund's portfolio.

May Lose Money	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified. As such it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

This is a new Fund without an operating history, so performance information relating to the Fund is not available, in the future, this Section will contain a bar chart and table to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	This is a new Fund without an operating history, so performance information relating to the Fund is not available, in the future, this Section will contain a bar chart and table to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance).
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
LYONS SMALL CAP FUND | No-Load
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFSAX
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 474
LYONS SMALL CAP FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFSCX
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.98%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 228
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 703
LYONS SMALL CAP FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFSIX
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 397

[1]	These fees are estimated for the Fund's first year of operations
[2]	In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser (for the lifetime of the Fund) has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund's ratio of total annual operating expenses for No-Load shares is limited to 1.50%, 2.25% for Class C shares, and 1.25% for Class I shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that(1) with respect to "organizational expenses" the reimbursement is made only for fees and expenses incurred not more than one year prior to the date of reimbursement; (2) with respect to "operational expenses" the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (3) the reimbursement may not be made if it would cause the Fund's annual expense limitation to be exceeded.